Loans Receivable	12 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Loans Receivable	LOANS RECEIVABLE
For a detailed discussion of loans and credit quality, including accounting policies and the CECL methodology used to estimate the allowance for credit losses, see Note A "Summary of Significant Accounting Policies" and Note B "New Accounting Pronouncements" above.

The Company's loans held for investment are divided into two portfolio segments, commercial loans and consumer loans, with each of those segments further split into loan classes for purposes of estimating the allowance for credit losses.

The following table is a summary of loans receivable by loan portfolio segment and class.

	September 30, 2020		September 30, 2019
	($ in thousands)		($ in thousands)
Gross loans by category
Commercial loans
Multi-family	$1,538,762	10.6%	$1,422,674	10.7%
Commercial real estate	1,895,086	13.1	1,631,170	12.3
Commercial & industrial (1)	2,132,160	14.7	1,268,695	9.5
Construction	2,403,276	16.6	2,038,052	15.3
Land - acquisition & development	193,745	1.3	204,107	1.5
Total commercial loans	8,163,029	56.3	6,564,698	49.3
Consumer loans
Single-family residential	5,304,689	36.7	5,835,194	43.8
Construction - custom	674,879	4.7	540,741	4.1
Land - consumer lot loans	102,263	0.7	99,694	0.7
HELOC	139,703	1.0	142,178	1.1
Consumer	83,159	0.6	129,883	1.0
Total consumer loans	6,304,693	43.7	6,747,690	50.7
Total gross loans	14,467,722	100%	13,312,388	100%
Less:
Allowance for loan losses	166,955		131,534
Loans in process	1,456,072		1,201,341
Net deferred fees, costs and discounts	52,378		48,938
Total loan contra accounts	1,675,405		1,381,813
Net loans	$12,792,317		$11,930,575
(1) Includes $762,004,000 of SBA Payroll Protection Program loans as of September 30, 2020.

The Company elected to exclude AIR from the amortized cost basis of loans for disclosure purposes and from the calculations of estimated credit losses. As of September 30, 2020 and September 30, 2019, AIR for loans totaled $48,704,000 and $41,429,000, respectively, and is included in the “accrued interest receivable” line item on the Company’s consolidated statements of financial condition.
Loans in the amount of $5,361,504,000 and $5,874,704,000 at September 30, 2020 and September 30, 2019, respectively, were pledged to secure borrowings from the FHLB as part of our liquidity management strategy. The FHLB does not have the right to sell or re-pledge these loans.
The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2020
Fixed-Rate			Adjustable-Rate
Term To Maturity	Loans	% of Loans	Term To Rate Adjustment	Loans	% of Loans
	(In thousands)			(In thousands)
Within 1 year	$128,254	1.0%	Less than 1 year	$3,592,689	27.7%
1 to 3 years	1,179,316	9.1	1 to 3 years	440,980	3.4
3 to 5 years	398,019	3.1	3 to 5 years	588,366	4.5
5 to 10 years	1,044,581	8.1	5 to 10 years	46,473	0.4
10 to 20 years	983,856	7.6	10 to 20 years	25,190	0.2
Over 20 years	4,517,836	34.9	Over 20 years	13,712	0.1
	$8,251,862	63.8%		$4,707,410	36.3%

The Company has granted loans to officers and directors of the Company and related interests. These loans are made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans, including unfunded commitments to lend, was $112,812,000 and $76,288,000 at September 30, 2020 and 2019, respectively. As of September 30, 2020, all of these loans were performing in accordance with contractual terms.
The following table sets forth the amortized cost basis of loans receivable for specific disclosures required by ASC 326.

	September 30, 2020			September 30, 2019
	(In thousands, except ratio data)
	Non-accrual	Non-accrual with no ACL	90 days or more past due and accruing	Non-accrual	Non-accrual with no ACL	90 days or more past due and accruing
Commercial loans
Multi-family	$—	$—	$—	$—	$—	$—
Commercial real estate	3,771	—	—	5,835	—	—
Commercial & industrial	329	—	—	1,292	—	—
Construction	1,669	—	—	—	—	—
Land - acquisition & development	—	—	—	169	—	—
Total commercial loans	5,769	—	—	7,296	—	—
Consumer loans
Single-family residential	22,431	—	933	25,271	—	1,671
Construction - custom	—	—	—	—	—	—
Land - consumer lot loans	243	—	—	246	—	620
HELOC	553	—	—	907	—	—
Consumer	60	—	17	11	—	19
Total consumer loans	23,287	—	950	26,435	—	2,310
Total loans	$29,056	$—	$950	$33,731	$—	$2,310
% of total loans	0.22%			0.28%

The following tables break down loan delinquencies by loan portfolio segment and class.

September 30, 2020		Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Loans Receivable (Amortized Cost)	Current	30	60	90	Total
	($ in thousands)
Commercial loans
Multi-Family	$1,538,240	$1,538,240	$—	$—	$—	$—	—%
Commercial Real Estate	1,884,688	1,884,210	—	195	283	478	0.03
Commercial & Industrial	2,115,513	2,114,650	—	583	280	863	0.04
Construction - Speculative	1,352,414	1,350,752	—	—	1,662	1,662	0.12
Land - Acquisition & Development	153,571	153,571	—	—	—	—	—
Total commercial loans	7,044,426	7,041,423	—	778	2,225	3,003	0.04
Consumer loans
Single-Family Residential	5,293,962	5,267,608	3,922	3,108	19,324	26,354	0.50
Construction - Custom	295,953	295,953	—	—	—	—	—
Land - Consumer Lot Loans	101,394	101,029	152	—	213	365	0.36
HELOC	140,222	139,491	275	76	380	731	0.52
Consumer	83,315	82,959	121	11	224	356	0.43
Total consumer loans	5,914,846	5,887,040	4,470	3,195	20,141	27,806	0.47
Total Loans	$12,959,272	$12,928,463	$4,470	$3,973	$22,366	$30,809	0.24%
Delinquency %		99.76%	0.03%	0.03%	0.17%	0.24%

September 30, 2019		Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Loans Receivable (Net of Loans in Process)	Current	30	60	90	Total
	($ in thousands)
Commercial loans
Multi-Family	$1,422,652	$1,422,652	$—	$—	$—	$—	—%
Commercial Real Estate	1,631,171	1,625,509	1,614	285	3,763	5,662	0.35
Commercial & Industrial	1,268,695	1,267,828	—	—	867	867	0.07
Construction - Speculative	1,164,889	1,164,889	—	—	—	—	—
Land - Acquisition & Development	161,194	161,194	—	—	—	—	—
Total commercial loans	5,648,601	5,642,072	1,614	285	4,630	6,529	0.12
Consumer loans
Single-Family Residential	5,835,186	5,809,239	3,672	3,211	19,064	25,947	0.44
Construction - Custom	255,505	255,505	—	—	—	—	—
Land - Consumer Lot Loans	99,694	98,916	112	619	47	778	0.78
HELOC	142,178	140,718	580	183	697	1,460	1.03
Consumer	129,883	129,227	295	117	244	656	0.51
Total consumer loans	6,462,446	6,433,605	4,659	4,130	20,052	28,841	0.45
Total Loans	$12,111,047	$12,075,677	$6,273	$4,415	$24,682	$35,370	0.29%
Delinquency %		99.71%	0.05%	0.04%	0.20%	0.29%

The Company participated in the Small Business Administration’s Paycheck Protection Program. This program came about through the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) passed by Congress to help small businesses keep their employees employed through the COVID-19 shelter in place orders. In 2020, the Company assisted over 6,500 businesses with more than $780,000,000 in PPP loan originations.
The Company is actively working with its borrowers to modify consumer mortgage and commercial loans to provide payment deferrals as a result of the COVID-19 pandemic. The terms of the payment deferrals are generally 90 days for consumer mortgage loans and up to 180 days for commercial loans and borrowers may be eligible for multiple deferrals. Pursuant to the CARES Act, these loan modifications are not accounted for as TDRs. As of September 30, 2020, 612 mortgage loans totaling $171,000,000 and 69 commercial loans totaling $167,000,000 that had been modified remain in deferral. These loans are not considered past due until after the deferral period is over and scheduled payments have resumed.
Most TDRs are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to 12 months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2020, the outstanding balance of TDRs was $91,408,000 as compared to $121,677,000 as of September 30, 2019. As of September 30, 2020, 97.4% of the restructured loans were performing. Single-family residential loans comprised 93.6% of TDRs as of September 30, 2020. The Company's ACL methodology takes into account the following performance indicators for restructured loans: 1) time since modification, 2) current payment status and 3) geographic area.

We evaluate the credit quality of our commercial loans based on regulatory risk ratings and also consider other factors. Based on this evaluation, the loans are assigned a grade and classified as follows:

•Pass – the credit does not meet one of the definitions below.
•Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well-defined weakness or weaknesses that jeopardize the collection or liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables present by credit quality indicator, loan class, and year of origination, the amortized cost basis of loans receivable as of September 30, 2020.

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Commercial loans
Multi-family
Pass	$397,008	$151,175	$267,832	$243,349	$177,888	$255,177	$14,263	$—	$1,506,692
Special Mention	649	2,815	907	4,515	2,654	2,181	—	—	13,721
Substandard	—	7,543	3,974	3,791	2,298	221	—	—	17,827
Total	$397,657	$161,533	$272,713	$251,655	$182,840	$257,579	$14,263	$—	$1,538,240
Commercial real estate
Pass	$425,246	$243,780	$259,958	$265,841	$182,584	$301,156	$2,558	$107	$1,681,230
Special Mention	5,096	13,694	3,987	14,910	303	54,194	—	—	92,184
Substandard	4,196	25,607	2,718	38,289	10,041	30,423	—	—	111,274
Total	$434,538	$283,081	$266,663	$319,040	$192,928	$385,773	$2,558	$107	$1,884,688
Commercial & industrial
Pass	$908,408	$64,015	$90,796	$79,421	$99,426	$75,672	$580,123	$848	$1,898,709
Special Mention	25,612	7,107	1,167	4,330	24,204	—	2,275	—	64,695
Substandard	30,894	9,696	10,780	901	23,907	4,561	71,223	147	152,109
Total	$964,914	$80,818	$102,743	$84,652	$147,537	$80,233	$653,621	$995	$2,115,513
Construction
Pass	$344,346	$405,030	$239,125	$132,034	$290	$—	$66,961	$—	$1,187,786
Special Mention	2,275	—	43,486	15,417	—	—	—	—	61,178
Substandard	7	33,457	5,847	21,915	42,224	—	—	—	103,450
Total	$346,628	$438,487	$288,458	$169,366	$42,514	$—	$66,961	$—	$1,352,414
Land - acquisition & development
Pass	$47,223	$43,297	$18,139	$18,338	$3,774	$1,911	$5,316	$—	$137,998
Special Mention	—	—	—	—	—	15,573	—	—	15,573
Total	$47,223	$43,297	$18,139	$18,338	$3,774	$17,484	$5,316	$—	$153,571
Total commercial loans
Pass	$2,122,231	$907,297	$875,850	$738,983	$463,962	$633,916	$669,221	$955	$6,412,415
Special Mention	33,632	23,616	49,547	39,172	27,161	71,948	2,275	—	247,351
Substandard	35,097	76,303	23,319	64,896	78,470	35,205	71,223	147	384,660
Total	$2,190,960	$1,007,216	$948,716	$843,051	$569,593	$741,069	$742,719	$1,102	$7,044,426

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Consumer loans
Single-family residential
Current	$828,030	$585,133	$597,198	$714,066	$523,000	$2,020,181	$—	$—	$5,267,608
30 days past due	—	—	—	859	135	2,928	—	—	3,922
60 days past due	—	—	—	—	—	3,108	—	—	3,108
90+ days past due	—	680	—	440	640	17,564	—	—	19,324
Total	$828,030	$585,813	$597,198	$715,365	$523,775	$2,043,781	$—	$—	$5,293,962
Construction - custom
Current	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Total	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Land - consumer lot loans
Current	$44,908	$18,139	$6,971	$7,693	$2,619	$20,699	$—	$—	$101,029
30 days past due	—	—	152	—	—	—	—	—	152
90+ days past due	—	—	—	122	—	91	—	—	213
Total	$44,908	$18,139	$7,123	$7,815	$2,619	$20,790	$—	$—	$101,394
HELOC
Current	$—	$—	$—	$—	$—	$6,732	$131,353	$1,406	$139,491
30 days past due	—	—	—	—	—	44	231	—	275
60 days past due	—	—	—	—	—	37	39	—	76
90+ days past due	—	—	—	—	—	30	350	—	380
Total	$—	$—	$—	$—	$—	$6,843	$131,973	$1,406	$140,222
Consumer
Current	$1,334	$1,527	$58,384	$129	$338	$18,523	$2,724	$—	$82,959
30 days past due	—	—	—	62	—	59	—	—	121
60 days past due	—	—	—	—	—	11	—	—	11
90+ days past due	—	54	—	159	—	6	5	—	224
Total	$1,334	$1,581	$58,384	$350	$338	$18,599	$2,729	$—	$83,315
Total consumer loans
Current	$1,075,125	$696,739	$665,713	$721,888	$525,957	$2,066,135	$134,077	$1,406	$5,887,040
30 days past due	—	—	152	921	135	3,031	231	—	4,470
60 days past due	—	—	—	—	—	3,156	39	—	3,195
90+ days past due	—	734	—	721	640	17,691	355	—	20,141
Total	$1,075,125	$697,473	$665,865	$723,530	$526,732	$2,090,013	$134,702	$1,406	$5,914,846